Investment Objectives and Goals	Dec. 31, 2025
Class I | Mid Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid Cap Growth Portfolio—Class I Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class I | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid Cap Intrinsic Value Portfolio—Class I Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class I | Quality Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Quality Equity Portfolio—Class I Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.
Class I | Short Duration Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Bond Portfolio—Class I Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks the highest available current income consistent with liquidity and low risk to principal;
Objective, Secondary [Text Block]	total return is a secondary goal.
Class S | Mid Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid Cap Growth Portfolio—Class S Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class S | Mid Cap Intrinsic Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid Cap Intrinsic Value Portfolio—Class S Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Class S | Quality Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Quality Equity Portfolio—Class S Shares
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s Sustainable Investing Criteria.